BORROWINGS	6 Months Ended
Jun. 30, 2022
Disclosure of borrowings [Abstract]
BORROWINGS	BORROWINGS
Non-Recourse Borrowings

	As of
US$ MILLIONS	June 30, 2022	December 31, 2021
Current	$1,315	$—
Non-current	3,158	3,556
Total	$4,473	$3,556
Non-recourse borrowings have increased by $917 million since year-end. The increase is primarily attributable to debt raised by our Brazilian regulated gas transmission business in connection with financing our deferred consideration obligation, partially offset by the impact of foreign exchange.